ACQUISITIONS/DIVESTITURES - 2015 Purchase Price Allocation (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 06, 2015	Oct. 13, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
ACQUISITIONS
Goodwill			$ 32,021	$ 36,788	$ 36,199
2015 Acquisitions | Completed technology | Minimum
ACQUISITIONS
Acquired intangible asset, weighted average useful life			5 years
2015 Acquisitions | Completed technology | Maximum
ACQUISITIONS
Acquired intangible asset, weighted average useful life			7 years
2015 Acquisitions | Client relationships | Minimum
ACQUISITIONS
Acquired intangible asset, weighted average useful life			5 years
2015 Acquisitions | Client relationships | Maximum
ACQUISITIONS
Acquired intangible asset, weighted average useful life			7 years
2015 Acquisitions | Patents/trademarks | Minimum
ACQUISITIONS
Acquired intangible asset, weighted average useful life			2 years
2015 Acquisitions | Patents/trademarks | Maximum
ACQUISITIONS
Acquired intangible asset, weighted average useful life			7 years
Merge
ACQUISITIONS
Current assets		$ 94
Fixed assets/noncurrent assets		128
Goodwill		695
Total assets acquired		1,248
Current liabilities		(73)
Noncurrent liabilities		(139)
Total liabilities assumed		(212)
Total purchase price		$ 1,036
Acquired intangible asset, weighted average useful life		7 years
Merge | Completed technology
ACQUISITIONS
Intangible assets		$ 133
Merge | Client relationships
ACQUISITIONS
Intangible assets		145
Merge | Patents/trademarks
ACQUISITIONS
Intangible assets		$ 54
Cleversafe
ACQUISITIONS
Current assets	$ 23
Fixed assets/noncurrent assets	63
Goodwill	1,000
Total assets acquired	1,484
Current liabilities	(15)
Noncurrent liabilities	(160)
Total liabilities assumed	(175)
Total purchase price	$ 1,309
Acquired intangible asset, weighted average useful life	6 years 10 months 24 days
Cleversafe | Completed technology
ACQUISITIONS
Intangible assets	$ 364
Cleversafe | Client relationships
ACQUISITIONS
Intangible assets	23
Cleversafe | Patents/trademarks
ACQUISITIONS
Intangible assets	$ 11
Other 2015 Acquisitions
ACQUISITIONS
Current assets			$ 60
Fixed assets/noncurrent assets			82
Goodwill			895
Total assets acquired			1,318
Current liabilities			(34)
Noncurrent liabilities			(73)
Total liabilities assumed			(107)
Total purchase price			$ 1,210
Acquired intangible asset, weighted average useful life			6 years 4 months 24 days
Other 2015 Acquisitions | Completed technology
ACQUISITIONS
Intangible assets			$ 163
Other 2015 Acquisitions | Client relationships
ACQUISITIONS
Intangible assets			95
Other 2015 Acquisitions | Patents/trademarks
ACQUISITIONS
Intangible assets			$ 23